Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2019	Dec. 31, 2018
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	41.00%	37.00%
Debt instruments	58.00%	60.00%
Others	1.00%	3.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Debt instruments	94.00%	94.00%
Others	6.00%	6.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	36.00%	39.00%
Debt instruments	64.00%	61.00%
Total	100.00%	100.00%